NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Spetner Associates Inc [Member]
SCHEDULE OF MATURITIES OF LONG TERM DEBT
2025	$8,540
2026	7,829
2027	6,629
2028	-
2029	-
Thereafter	-
Total principal payments	$22,998
Less: debt discounts	-
Total notes payable	$22,998